Fair value measurement	6 Months Ended
Jun. 30, 2022
Fair value measurement
Fair value measurement

C2   Fair value measurement

C2.1 Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS Standards are determined by the use of current market bid prices for exchange-quoted investments, or by using quotations from independent third parties, such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the carrying value of loans and receivables is presented net of provisions for impairment. The fair value of loans is estimated from discounted cash flows expected to be received. The discount rate used is updated for the market rate of interest where applicable.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than subordinated debt, senior debt and derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades. For further detail on the valuation approach for level 2 fair valued assets and liabilities, refer to note C2.1 of the Group IFRS financial statements for the year ended 31 December 2021.

Valuation approach for level 3 fair valued assets and liabilities

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity.

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by Business Unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.

C2.2 Fair value measurement hierarchy of Group assets and liabilities

(a)Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

All assets and liabilities held at fair value are classified as fair value through profit or loss at 30 June 2022, except for $325 million of financial assets classified as available-for-sale (31 December 2021: $909 million). In the current year all of this related to the Group’s retained interest in Jackson’s equity securities (31 December 2021: $683 million). All assets and liabilities held at fair value are measured on a recurring basis. As of 30 June 2022, the Group did not have any financial instruments that are measured at fair value on a non-recurring basis.

Financial instruments at fair value

	30 Jun 2022 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	471	4	475
Equity securities and holdings in collective investment schemes	49,727	7,193	577	57,497
Debt securities	57,125	21,954	40	79,119
Derivative assets	48	134	—	182
Derivative liabilities	(461)	(310)	—	(771)
Total financial investments, net of derivative liabilities	106,439	29,442	621	136,502
Investment contract liabilities without discretionary participation features	—	(727)	—	(727)
Net asset value attributable to unit holders of consolidated investment funds	(4,546)	(3)	—	(4,549)
Total financial instruments at fair value	101,893	28,712	621	131,226
Percentage of total (%)	78%	22%	0%	100%

Analysed by business type:
Financial investments, net of derivative liabilities at fair value:
With-profits	66,775	15,612	503	82,890
Unit-linked	21,201	2,084	4	23,289
Non-linked shareholder-backed business	18,463	11,746	114	30,323
Total financial investments net of derivative liabilities, at fair value	106,439	29,442	621	136,502
Percentage of total (%)	78%	22%	0%	100%

Total financial investments net of derivative liabilities, at fair value	106,439	29,442	621	136,502
Other financial liabilities at fair value	(4,546)	(730)	—	(5,276)
Total financial instruments at fair value	101,893	28,712	621	131,226

	31 Dec 2021 $m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
		note (i)	note (ii)
Loans	—	616	5	621
Equity securities and holdings in collective investment schemes	54,107	6,917	577	61,601
Debt securities	76,049	22,987	58	99,094
Derivative assets	359	122	—	481
Derivative liabilities	(146)	(116)	—	(262)
Total financial investments, net of derivative liabilities	130,369	30,526	640	161,535
Investment contract liabilities without discretionary participation features	—	(814)	—	(814)
Net asset value attributable to unit holders of consolidated investment funds	(5,618)	(46)	—	(5,664)
Total financial instruments at fair value	124,751	29,666	640	155,057
Percentage of total (%)	81%	19%	0%	100%

Analysed by business type:
Financial investments net of derivative liabilities, at fair value
With-profits	82,489	15,438	506	98,433
Unit-linked	24,024	2,343	5	26,372
Non-linked shareholder-backed business	23,856	12,745	129	36,730
Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Percentage of total (%)	81%	19%	0%	100%

Total financial investments net of derivative liabilities, at fair value	130,369	30,526	640	161,535
Other financial liabilities at fair value	(5,618)	(860)	—	(6,478)
Total financial instruments at fair value	124,751	29,666	640	155,057

Notes

(i)	Of the total level 2 debt securities of $21,954 million at 30 June 2022, (31 December 2021: $22,987 million), $33 million (31 December 2021: $24 million) are valued internally.
(ii)

At 30 June 2022, the Group held $621 million (31 December 2021: $640 million) of net financial instruments at fair value within level 3. This represents less than 0.5 per cent of the total fair valued financial assets, net of financial liabilities, for all periods and comprises the following:

-	Equity securities and holdings in collective investment schemes of $577 million (31 December 2021: $577 million) consisting primarily of property and infrastructure funds held by the participating funds, which are externally valued using the net asset value of the invested entities. Equity securities of $1 million (31 December 2021: $1 million) are internally valued, representing less than 0.1 per cent for all periods of the total fair valued financial assets net of financial liabilities. Internal valuations are inherently more subjective than external valuations; and
-	Other sundry individual financial instruments of a net asset of $44 million (31 December 2021: $63 million).

Of the net financial instruments of $621 million at 30 June 2022 (31 December 2021: $640 million) referred to above:

-	A net asset of $507 million (31 December 2021: $511 million) is held by the Group's with-profits and unit-linked funds and therefore shareholders' profit and equity are not impacted by movements in the valuation of these financial instruments; and
-	A net asset of $114 million (31 December 2021: $129 million) is held to support non-linked shareholder-backed business, of which $112 million (31 December 2021: $112 million) are primarily private equity investments and corporate bonds externally valued using the net asset value of the invested entities and external prices adjusted to reflect the specific known conditions relating the these bonds (eg distressed securities) and are therefore inherently less subjective than internal valuations. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(11) million (31 December 2021: $(26) million), which would reduce shareholders' equity by this amount before tax. All of this amount would pass through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted operating profit.

(b)Transfers into and transfers out of levels

The Group's policy is to recognise transfers into and out of levels as of the end of each reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During the first half of 2022, the transfers between levels within the portfolios were primarily transfers from level 1 to level 2 of $3,867 million and transfers from level 2 to level 1 of $1,603 million. These transfers primarily reflect the change in the observed valuation inputs of equity securities and debt securities and, in certain cases, the change in the level of trading activities of the securities. There were transfers from level 3 to level 2 of $15 million in the period.

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at the beginning of the period to that presented at the end of the period.

Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at fair value through profit and loss and foreign exchange movements on an individual entity's overseas investments. Total gains and losses recorded in other comprehensive income from continuing operations comprises the translation of investments into the Group's presentational currency of US dollars.

	Half year 2022 $m
		Equity securities
		and holdings in
		collective investment	Debt	Group
	Loans	schemes	securities	total
Balance at beginning of period	5	577	58	640
Total losses in income statementnote	(1)	(47)	(1)	(49)
Total losses recorded in other comprehensive income	—	(14)	(2)	(16)
Purchases and other additions	—	61	—	61
Transfers out of level 3	—	—	(15)	(15)
Balance at end of period	4	577	40	621

	Full year 2021 $m
		Equity securities
		and holdings in
		collective investment	Debt	Group
Continuing operations	Loans	schemes	securities	total
Balance at beginning of year	6	445	33	484
Total (losses) gains in income statementnote	(1)	6	(3)	2
Total losses recorded in other comprehensive income	—	(5)	(2)	(7)
Purchases and other additions	—	143	—	143
Transfers (out of) into level 3	—	(12)	30	18
Balance at end of year	5	577	58	640

Note

Of the total net (losses) gains in the income statement of $(49) million at half year 2022 (full year 2021: $2 million), $(26) million (full year 2021: $2 million) relates to net unrealised gains and losses of financial instruments still held at the end of the period, which can be analysed as follows:

	2022 $m	2021 $m
	Half year	Full year
Loans	(1)	(1)
Equity securities and holdings in collective investment schemes	(24)	6
Debt securities	(1)	(3)
Total net (losses) gains	(26)	2

(c)Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost which approximates fair value. The carrying value of investment contracts with discretionary participation features is on an IFRS 4 basis, which is also excluded from the analysis below, as it is impractical to determine the fair value of these contracts due to the lack of a reliable basis to measure participation features.

	2022 $m		2021 $m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets:
Loans	1,954	2,103	1,941	2,152
Liabilities:
Core structural borrowings of shareholder-financed businesses	(4,266)	(4,073)	(6,127)	(6,565)
Operational borrowings (excluding lease liabilities)	(568)	(568)	(514)	(514)
Obligations under funding, securities lending and sale and repurchase agreements	(799)	(799)	(223)	(223)
Total net financial assets (liabilities) at amortised cost	(3,679)	(3,337)	(4,923)	(5,150)